TYPE		13F-HR
PERIOD	6/30/2010
FILER
	CIK	1386088
	CCC	$cnncdo4
SUBMISSION-CONTACT
	NAME	E.OLSEN
	PHONE	703-251-0170

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
Edelman Financial Services, LLC
Address:
4000 Legato Road, 9th Floor
Fairfax VA 22033
13F File Number:
28-122214
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Eric Michael Olsen

Title:
Trading Department Supervisor

Phone:
703-251-0170

Signature,
Place,
and Date of Signing:
Eric Michael Olsen
Fairfax, Virginia
August 13, 2010
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
12
Form 13F Information Table Value Total:
$1,364,882


List of Other Included Managers:
N/A


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

FORM 13F INFORMATION TABLE
                                                       Value        InveOtherVote
Name of Issuer                  Title of ClaCusip     x1000  Shares DiscManagAuth
ISHARES TR REALTY INDEX FD      EQUITY - ETF464287564    109    1991SOLE      NONE
ISHARES TR NAT RES INDEX FD     EQUITY - ETF464287374 187015 6064037SOLE      NONE
ISHARES TR MIDCAP 400 INDEX FD  EQUITY - ETF464287507 232104 3263554SOLE      NONE
ISHARES TR CORP BOND FD         EQUITY - ETF464287242 287102 2647075SOLE      NONE
VANGUARD TOTAL STK MKT ETF      EQUITY - ETF922908769  50529  961363SOLE      NONE
VANGUARD GROWTH ETF             EQUITY - ETF922908736 377239 7755738SOLE      NONE
POWERSHARES GLOBAL ETF TRUST    EQUITY - ETF73936T615     75    6315SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908553 206443 4440597SOLE      NONE
VANGUARD BD INDEX TOTAL BND     EQUITY - ETF921937835  11914  146399SOLE      NONE
VANGUARD BD INDEX SH TRM BND    EQUITY - ETF921937827  12239  151057SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908629     62    1053SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF92204A306     51     698SOLE      NONE
